CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total Stockholders' Equity
Balance at Jun. 30, 2013	$ 177,065,075	$ 19,725,501	$ 929,806	$ (148,394,248)	$ 49,326,134
Balance, Shares at Jun. 30, 2013	146,734,385
Foreign currency translation adjustment			1,099,467		1,099,467
Net loss				(2,930,602)	(2,930,602)
Balance at Sep. 30, 2013	177,065,075	19,725,501	2,029,273	(151,324,850)	47,494,999
Balance, Shares at Sep. 30, 2013	146,734,385
Stock-based compensation		369,660			369,660
Foreign currency translation adjustment			(1,563,658)		(1,563,658)
Net loss				(1,123,962)	(1,123,962)
Balance at Dec. 31, 2013	177,065,075	20,095,161	465,615	(152,448,812)	45,177,039
Balance, Shares at Dec. 31, 2013	146,734,385
Foreign currency translation adjustment			(1,696,288)		(1,696,288)
Net loss				(1,279,985)	(1,279,985)
Balance at Mar. 31, 2014	177,065,075	20,095,161	(1,230,673)	(153,728,797)	42,200,766
Balance, Shares at Mar. 31, 2014	146,734,385
Mineral property interests	73,618				73,618
Mineral property interests, shares	250,000
Foreign currency translation adjustment			1,439,608		1,439,608
Net loss				(2,925,791)	(2,925,791)
Balance at Jun. 30, 2014	$ 177,138,693	$ 20,095,161	$ 208,935	$ (156,654,588)	$ 40,788,201
Balance, Shares at Jun. 30, 2014	146,984,385